Quarterly Holdings Report
for

Fidelity Freedom® Blend 2035 Fund

June 30, 2021

FBF-Y35-QTLY-0821
1.9892473.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	6,652,830	$128,133,511
Fidelity Series Commodity Strategy Fund (a)	6,802,208	37,888,297
Fidelity Series Large Cap Growth Index Fund (a)	4,644,708	81,700,417
Fidelity Series Large Cap Stock Fund (a)	4,567,911	90,444,632
Fidelity Series Large Cap Value Index Fund (a)	11,162,912	172,466,994
Fidelity Series Small Cap Opportunities Fund (a)	2,365,026	43,090,774
Fidelity Series Value Discovery Fund (a)	3,796,706	63,860,589
TOTAL DOMESTIC EQUITY FUNDS
(Cost $474,804,851)		617,585,214

International Equity Funds - 36.3%
Fidelity Series Canada Fund (a)	2,245,438	31,481,036
Fidelity Series Emerging Markets Fund (a)	1,519,137	18,533,467
Fidelity Series Emerging Markets Opportunities Fund (a)	6,200,253	166,538,795
Fidelity Series International Growth Fund (a)	3,754,949	73,446,802
Fidelity Series International Index Fund (a)	2,499,720	30,746,553
Fidelity Series International Small Cap Fund (a)	1,155,758	25,738,734
Fidelity Series International Value Fund (a)	6,550,080	73,164,398
Fidelity Series Overseas Fund (a)	5,378,650	73,311,000
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $384,455,800)		492,960,785

Bond Funds - 17.7%
Fidelity Series Corporate Bond Fund (a)	2,886,786	32,187,663
Fidelity Series Emerging Markets Debt Fund (a)	802,474	7,479,057
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	238,127	2,469,382
Fidelity Series Floating Rate High Income Fund (a)	162,199	1,500,343
Fidelity Series Government Bond Index Fund (a)	3,781,109	40,155,379
Fidelity Series High Income Fund (a)	898,355	8,615,229
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,481,793	27,250,084
Fidelity Series Investment Grade Bond Fund (a)	3,765,383	44,130,289
Fidelity Series Investment Grade Securitized Fund (a)	2,945,143	30,482,225
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,908,683	41,085,676
Fidelity Series Real Estate Income Fund (a)	447,092	5,195,212
TOTAL BOND FUNDS
(Cost $239,520,881)		240,550,539

Short-Term Funds - 0.5%
Fidelity Cash Central Fund 0.06% (b)	438	439
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,992,448	1,992,448
Fidelity Series Short-Term Credit Fund (a)	126,274	1,282,944
Fidelity Series Treasury Bill Index Fund (a)	421,003	4,210,027
TOTAL SHORT-TERM FUNDS
(Cost $7,462,573)		7,485,858
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,106,244,105)		1,358,582,396
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,561)
NET ASSETS - 100%		$1,358,572,835

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,556	$100,166	$--	$--	$439	0.0%
Total	$49	$100,556	$100,166	$--	$--	$439

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$111,516,752	$15,920,718	$11,894,585	$--	$485,329	$12,105,297	$128,133,511
Fidelity Series Canada Fund	24,847,683	4,550,711	372,631	--	4,549	2,450,724	31,481,036
Fidelity Series Commodity Strategy Fund	32,134,732	4,171,633	2,829,644	--	194,485	4,217,091	37,888,297
Fidelity Series Corporate Bond Fund	25,844,512	5,926,926	379,810	184,082	(2,443)	798,478	32,187,663
Fidelity Series Emerging Markets Debt Fund	6,331,097	1,042,027	67,303	75,961	(277)	173,513	7,479,057
Fidelity Series Emerging Markets Debt Local Currency Fund	2,116,222	305,147	25,179	--	(261)	73,453	2,469,382
Fidelity Series Emerging Markets Fund	16,970,367	2,312,758	1,497,787	--	(18,732)	766,861	18,533,467
Fidelity Series Emerging Markets Opportunities Fund	152,559,057	21,287,881	14,463,365	--	(211,878)	7,367,100	166,538,795
Fidelity Series Floating Rate High Income Fund	1,275,463	224,615	8,351	13,764	28	8,588	1,500,343
Fidelity Series Government Bond Index Fund	31,875,644	8,022,260	244,471	91,079	(1,098)	503,044	40,155,379
Fidelity Series Government Money Market Fund 0.08%	2,999,304	330,581	1,337,437	420	--	--	1,992,448
Fidelity Series High Income Fund	7,347,150	1,172,075	86,953	96,272	1,070	181,887	8,615,229
Fidelity Series Inflation-Protected Bond Index Fund	23,123,548	3,690,224	99,187	--	(35)	535,534	27,250,084
Fidelity Series International Growth Fund	61,107,700	10,335,622	3,589,671	--	206,930	5,386,221	73,446,802
Fidelity Series International Index Fund	25,512,221	4,322,189	411,190	--	10,521	1,312,812	30,746,553
Fidelity Series International Small Cap Fund	22,040,930	2,591,183	537,463	--	(582)	1,644,666	25,738,734
Fidelity Series International Value Fund	61,041,103	11,861,926	1,339,979	--	12,552	1,588,796	73,164,398
Fidelity Series Investment Grade Bond Fund	35,374,026	8,604,184	487,261	197,143	(2,904)	642,244	44,130,289
Fidelity Series Investment Grade Securitized Fund	24,786,379	5,987,797	413,835	13,161	(1,541)	123,425	30,482,225
Fidelity Series Large Cap Growth Index Fund	70,393,671	9,674,871	6,862,721	342,898	324,338	8,170,258	81,700,417
Fidelity Series Large Cap Stock Fund	76,883,581	11,273,453	3,354,040	--	50,859	5,590,779	90,444,632
Fidelity Series Large Cap Value Index Fund	146,863,528	21,686,254	3,641,270	--	25,104	7,533,378	172,466,994
Fidelity Series Long-Term Treasury Bond Index Fund	31,673,562	8,192,220	989,164	213,054	(174,624)	2,383,682	41,085,676
Fidelity Series Overseas Fund	61,210,465	10,708,498	3,573,170	--	79,492	4,885,715	73,311,000
Fidelity Series Real Estate Income Fund	4,401,433	596,986	42,215	7,137	694	238,314	5,195,212
Fidelity Series Short-Term Credit Fund	1,479,747	235,218	431,030	5,188	(298)	(693)	1,282,944
Fidelity Series Small Cap Opportunities Fund	37,132,221	6,146,658	1,229,292	--	18,261	1,022,926	43,090,774
Fidelity Series Treasury Bill Index Fund	4,765,756	823,438	1,379,167	742	(1,073)	1,073	4,210,027
Fidelity Series Value Discovery Fund	54,265,924	9,269,479	2,708,869	--	47,886	2,986,169	63,860,589
	$1,157,873,778	$191,267,532	$64,297,040	$1,240,901	$1,046,352	$72,691,335	$1,358,581,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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